SCHEDULE 1 (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - Reportable Legal Entities [Member]	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 $ / shares shares
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000
Ordinary shares, shares issued	174,304,260	170,161,275
Ordinary shares, shares outstanding	174,304,260	170,161,275
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.00001	$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	61,162,400	61,162,400
Ordinary shares, shares outstanding	61,162,400	61,162,400